Short-term Loans Receivable (Details) - USD ($)			1 Months Ended						6 Months Ended		12 Months Ended
	Mar. 02, 2021	Dec. 05, 2019	Apr. 28, 2021	Jun. 20, 2020	Dec. 20, 2019	Nov. 30, 2019	Sep. 30, 2019	Sep. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Short-term Loans Receivable (Details) [Line Items]
Notes receivable					$ 1,626,000
Interest rate		13.00%	12.00%	6.00%	6.00%	12.00%	15.00%			6.00%	6.00%
Interest income earned									$ 16,000		$ 99,000	$ 3,000
Principal loans amount	$ 21,000
Loan extended date											Dec. 01, 2021
Loan extended date											$ 1,637,000	$ 2,239,000
Outstanding loans receivable and accrued interest assigned as payment for purchase price											1,691,000
Aggregate principal amount						$ 128,415				$ 380,000	$ 1,284,155
Loans due date										Apr. 28, 2021	Jun. 29, 2021
Interest income earned											$ 4,000
Principal amount										$ 300,000
Outstanding loans receivable and accrued interest	1,691,000
Outstanding loans receivable	$ 359,000
Loan receivables									509,000		$ 1,637,000
June and December 2020 [Member]
Short-term Loans Receivable (Details) [Line Items]
Interest rate											6.00%
Interest income earned											$ 4,000
Principal loans amount											380,000
Outstanding loans receivable and accrued interest assigned as payment for purchase price											359,000
Loan receivables											21,000
June 2020 [Member]
Short-term Loans Receivable (Details) [Line Items]
Interest income earned											11,000
Principal loans amount										$ 300,000
Outstanding balance											214,000
Short-Term Loans Receivable [Member]
Short-term Loans Receivable (Details) [Line Items]
Interest rate										6.00%
Interest income earned									$ 3,000		11,000
Loan receivables											$ 214,000
Lion Financial Group Limited [Member]
Short-term Loans Receivable (Details) [Line Items]
Interest rate								12.00%			6.00%
Aggregate principal amount							$ 510,230	$ 510,230
Maximum [Member]
Short-term Loans Receivable (Details) [Line Items]
Aggregate principal amount			$ 1,000,000								$ 380,000
Minimum [Member]
Short-term Loans Receivable (Details) [Line Items]
Aggregate principal amount			$ 1								$ 1